Vessels	12 Months Ended
Dec. 31, 2016
Vessels In Operation [Member]
Vessels

5. Vessels in Operation

	Vessel (in thousands)	Drydocking (in thousands)	Total (in thousands)
Cost
December 31, 2014	$1,307,013	$19,672	$1,326,685
Transfer in from vessels under construction	197,518	2,600	200,118
Additions	3,348	11,558	14,906
Disposals	(32,893)	(7,101)	(39,994)
Reduction in contract cost of newbuild vessels	(2,350)	—	(2,350)
Vessel write down following collision	(10,500)	—	(10,500)

December 31, 2015	$1,462,136	$26,729	$1,488,865
Additions	10,176	9,902	20,078
Transfer in from vessels under construction	256,663	2,800	259,463
Disposals	—	(5,482)	(5,482)
Reduction in contract cost of newbuild vessels	(1,484)	—	(1,484)
December 31, 2016	1,727,491	33,949	1,761,440

Accumulated Depreciation
December 31, 2014	$170,448	$9,238	$179,686
Charge for the period	47,698	5,616	53,314
Disposals for the period	(3,122)	(5,464)	(8,586)

December 31, 2015	$215,024	$9,390	$224,414
Charge for the period	53,653	8,496	62,149
Disposals for the period	—	(5,482)	(5,482)

December 31, 2016	268,677	12,404	281,081

Net Book Value
December 31, 2014	$1,136,565	$10,434	$1,146,999

December 31, 2015	$1,247,112	$17,339	$1,264,451

December 31, 2016	$1,458,814	$21,545	$1,480,359

During 2016 the Company took delivery of two semi-refrigerated handysize liquefied gas carriers and two midsize semi-refrigerated ethylene capable liquefied gas carriers from Jiangnan shipyard for a combined contract price of $243.8 million.

During 2015, the Company took delivery of four semi-refrigerated handysize liquefied gas carriers from Jiangnan shipyard for a contract price of $187.7 million. On July 8, 2015, Navigator Mariner L.L.C. entered into a Memorandum of Agreement with PT Kemas Sejahtera Lestari to sell the vessel Navigator Mariner for $32.6 million. Closing of the sale occurred on August 3, 2015.

On June 28, 2015, Navigator Aries was involved in a collision with a container vessel near Surabaya, Indonesia causing significant damage to Navigator Aries including to one of its cargo tanks. As at December 31, 2015 the Company had recognized a write down of $10.5 million relating to the best estimate of the extent of the damage and relative replacement cost.

The vessel left the repair yard on January 27, 2016 after having incurred repair costs of $10.0 million. A total of $9.9 million in insurance recoverable was recognized at December 31, 2015, net of the $0.1 million deductible. This insurance recoverable amount was adjusted to $9.4 million, following a reduction of $0.5 million in the amount recoverable during the year ended December 31, 2016 and we have recovered the full $9.4 million from our hull and machinery insurance during the year ended December 31, 2016. The Company does not have loss of hire insurance and, therefore, the income lost from the Navigator Aries charter with Pertamina may not be recoverable for the duration from the time of the incident in June 2015 up to the time that the vessel left the shipyard following repairs in January 2017.

The net book value of vessels that serve as collateral for the Company’s bank loans (Note 8) was $1,322.1 million at December 31, 2016.

Vessels Under Construction [Member]
Vessels

6. Vessels Under Construction

	2015 (in thousands)	2016 (in thousands)
Vessels under construction at January 1	$134,246	$170,776
Payments to shipyard	222,835	221,532
Other payments including initial stores and site costs	9,323	12,580
Capitalized interest	4,490	5,067
Transfer to vessels in operation	(200,118)	(259,463)

Vessels under construction at December 31	$170,776	$150,492

At December 31, 2016, the Company had committed to construct two 37,300 cbm ethane capable gas carriers, at Jiangnan Shipyard (Group) Co. Ltd (“Jiangnan”) in China, two 22,000 cbm semi-refrigerated gas carriers, and one 38,000 cbm fully refrigerated gas carrier at Hyundai Mipo Dockyard Co. Ltd (Hyundai Mipo) in South Korea, all for delivery between January 2017 and July 2017. For the year ended December 31, 2016, the Company paid instalments of $40.6 million (2015: $46.1 million) to the shipyards towards the five vessels under construction.